PARENT COMPANY FINANCIAL IFRS 2 - (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities LineItems
Equity attributable to owners of parent	$ (12,875,000)	$ 119,676,000
Equity	(12,875,000)	119,676,000	$ 207,020,000	$ 340,092,000
Atento Luxco 1, S.A. [member]
Disclosure Of Financial Liabilities LineItems
Equity	546,847,000	605,711,000
Atento Luxco 1, S.A. [member] | IFRS [Member]
Disclosure Of Financial Liabilities LineItems
Equity attributable to owners of parent	$ (559,720,000)	$ (486,034,000)